Cover	Nov. 06, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2019
Entity File Number	001-35986
Entity Registrant Name	Esperion Therapeutics, Inc.
Entity Central Index Key	0001434868
Entity Tax Identification Number	26-1870780
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3891 Ranchero Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48108
City Area Code	734
Local Phone Number	887-3903
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ESPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false